Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014
C000163584
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 13,850	$ 13,640	$ 13,641	$ 13,663	$ 13,541	$ 13,474	$ 13,328	$ 13,299	$ 13,259	$ 13,090	$ 12,932	$ 12,834	$ 12,749	$ 12,632	$ 12,512	$ 12,342	$ 12,382	$ 12,279	$ 12,359	$ 12,264	$ 12,015	$ 11,973	$ 11,840	$ 11,793	$ 12,113	$ 11,985	$ 11,830	$ 12,186	$ 12,619	$ 12,648	$ 12,671	$ 12,787	$ 12,746	$ 12,679	$ 12,723	$ 12,707	$ 12,636	$ 12,565	$ 12,578	$ 12,529	$ 12,445	$ 12,319	$ 12,276	$ 12,169	$ 12,048	$ 11,848	$ 11,598	$ 11,548	$ 11,450	$ 11,291	$ 11,090	$ 10,758	$ 10,333	$ 10,104	$ 12,036	$ 12,118	$ 12,041	$ 11,836	$ 11,836	$ 12,004	$ 11,993	$ 12,088	$ 12,060	$ 12,034	$ 12,070	$ 11,926	$ 11,924	$ 11,765	$ 11,577	$ 11,813	$ 11,888	$ 11,883	$ 11,813	$ 11,774	$ 11,699	$ 11,684	$ 11,676	$ 11,630	$ 11,607	$ 11,589	$ 11,477	$ 11,439	$ 11,408	$ 11,366	$ 11,316	$ 11,311	$ 11,223	$ 11,194	$ 11,163	$ 11,116	$ 11,084	$ 11,041	$ 10,976	$ 10,870	$ 10,847	$ 10,783	$ 10,684	$ 10,658	$ 10,536	$ 10,533	$ 10,447	$ 10,372	$ 10,192	$ 10,207	$ 10,239	$ 10,260	$ 10,300	$ 10,270	$ 10,310	$ 10,290	$ 10,230	$ 10,200	$ 10,122	$ 10,025	$ 9,928	$ 9,821	$ 9,763	$ 9,786	$ 9,740	$ 9,730	$ 9,749
C000163585
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Account Value	$ 13,298	13,105	13,118	13,148	13,038	12,998	12,849	12,845	12,799	12,644	12,516	12,428	12,339	12,233	12,140	11,968	12,028	11,922	12,007	11,922	11,688	11,669	11,532	11,494	11,812	11,709	11,552	11,920	12,349	12,384	12,415	12,536	12,504	12,433	12,496	12,488	12,427	12,365	12,387	12,346	12,271	12,141	12,120	12,023	11,911	11,721	11,469	11,440	11,337	11,201	10,997	10,688	10,262	10,054	11,963	12,052	11,983	11,787	11,794	11,969	11,966	12,067	12,048	12,030	12,073	11,936	11,954	11,790	11,622	11,852	11,936	11,937	11,886	11,843	11,775	11,767	11,766	11,738	11,711	11,700	11,593	11,562	11,538	11,503	11,470	11,460	11,389	11,367	11,331	11,291	11,276	11,229	11,180	11,079	11,052	10,994	10,900	10,891	10,762	10,766	10,686	10,615	10,438	10,459	10,499	10,524	10,565	10,534	10,575	10,555	10,493	10,462	10,383	10,283	10,184	10,074	10,015	10,038	9,990	9,981	10,000
C000163587
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 14,188	13,974	13,982	14,006	13,881	13,831	13,665	13,637	13,597	13,424	13,279	13,176	13,074	12,955	12,849	12,659	12,716	12,596	12,679	12,582	12,327	12,300	12,149	12,101	12,432	12,316	12,143	12,525	12,957	12,987	13,012	13,132	13,091	13,022	13,067	13,052	12,979	12,907	12,922	12,872	12,786	12,657	12,614	12,505	12,381	12,175	11,918	11,880	11,766	11,603	11,397	11,068	10,631	10,396	12,363	12,462	12,370	12,159	12,160	12,336	12,325	12,423	12,401	12,376	12,413	12,265	12,263	12,100	11,919	12,147	12,224	12,218	12,157	12,104	12,027	12,022	12,015	11,967	11,942	11,911	11,794	11,753	11,731	11,675	11,633	11,614	11,533	11,502	11,468	11,419	11,384	11,339	11,271	11,160	11,130	11,063	10,962	10,934	10,808	10,805	10,718	10,629	10,454	10,469	10,502	10,524	10,565	10,534	10,575	10,555	10,493	10,462	10,383	10,283	10,184	10,074	10,015	10,038	9,990	9,981	10,000
C000163586
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 366,452	360,348	360,878	360,941	357,628	356,228	351,843	351,442	349,888	345,748	341,519	338,800	336,489	333,316	330,096	325,526	326,106	322,941	324,971	322,361	316,120	314,950	311,378	310,059	318,418	314,994	310,846	320,513	331,458	332,125	332,657	335,639	334,490	332,641	333,695	333,194	331,259	329,318	329,601	328,238	325,955	322,570	321,366	318,520	315,266	309,944	303,331	301,942	299,301	295,088	289,757	281,351	269,844	264,133	313,578	315,983	313,952	308,155	308,418	312,387	312,026	314,725	313,935	312,896	313,729	310,216	310,091	305,582	300,930	306,795	308,692	308,473	306,606	305,492	303,482	303,015	302,797	301,523	300,853	300,314	297,325	296,260	295,370	294,208	292,802	292,505	290,146	289,308	288,408	287,114	286,201	285,023	283,249	280,406	279,668	277,912	275,268	274,576	271,334	271,161	268,609	266,562	262,105	262,400	262,871	263,099	264,117	263,353	264,372	263,863	262,334	261,553	259,564	257,077	254,591	251,856	250,364	250,953	249,762	249,523	250,000
C000163588
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 145,108	142,880	143,080	143,113	141,806	141,259	139,526	139,373	138,762	136,964	135,460	134,402	133,492	132,079	130,968	129,003	129,554	128,301	129,112	128,094	125,470	125,161	123,599	123,081	126,406	125,198	123,406	127,249	131,600	131,872	132,090	133,279	132,974	132,103	132,531	132,339	131,577	130,953	131,072	130,397	129,636	128,158	127,825	126,699	125,274	123,306	120,548	120,141	118,963	117,295	115,184	111,849	107,411	105,016	124,811	125,770	124,949	122,663	122,773	124,376	124,238	125,321	124,886	124,600	124,945	123,553	123,508	121,719	119,874	122,134	122,895	122,808	122,184	121,636	120,840	120,775	120,689	120,183	119,803	119,591	118,403	117,984	117,741	117,163	116,723	116,513	115,691	115,364	114,901	114,502	114,140	113,564	112,972	111,851	111,571	110,884	109,839	109,544	108,258	108,199	107,190	106,384	104,614	104,742	105,043	105,239	105,647	105,341	105,749	105,545	104,934	104,621	103,825	102,831	101,836	100,742	100,146	100,381	99,905	99,809	100,000
C000096903
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 15,820	15,526	15,256	15,136	14,939	15,040	14,858	14,791	14,598	14,064	13,518	13,698	13,767	13,746	13,574	13,510	13,568	13,462	13,360	13,460	13,009	13,065	12,850	12,483	12,978	13,212	12,572	13,269	13,166	13,576	13,645	13,757	14,018	13,826	13,986	14,053	13,981	13,880	13,921	13,723	13,557	13,439	13,306	13,153	12,936	12,624	12,045	12,031	12,078	11,765	11,326	11,091	10,313	9,818	11,870	12,139	12,196	11,944	11,977	11,944	11,849	11,866	11,841	11,609	11,770	11,566	11,444	11,294	10,884	11,143	11,303	11,390	11,301	11,293	11,202	11,134	11,143	11,045	11,060	11,185	11,089	11,033	10,992	10,934	10,762	10,825	10,721	10,738	10,712	10,608	10,599	10,479	10,354	10,164	10,140	10,092	10,046	9,860	9,719	9,671	9,568	9,263	8,875	8,799	8,935	9,251	9,368	9,232	9,400	9,555	9,562	9,697	9,653	9,525	9,600	9,378	9,318	9,449	9,437	9,368	9,522
C000096904
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Account Value	$ 15,492	15,233	14,962	14,853	14,671	14,777	14,608	14,551	14,371	13,858	13,332	13,516	13,590	13,577	13,418	13,363	13,428	13,331	13,239	13,344	12,908	12,971	12,751	12,413	12,908	13,131	12,508	13,218	13,124	13,537	13,613	13,731	14,013	13,831	13,983	14,072	13,994	13,902	13,952	13,763	13,606	13,496	13,372	13,226	13,017	12,713	12,142	12,135	12,176	11,870	11,436	11,207	10,433	9,930	12,009	12,286	12,351	12,104	12,145	12,106	12,030	12,054	12,037	11,810	11,980	11,780	11,651	11,517	11,108	11,326	11,508	11,591	11,507	11,507	11,433	11,372	11,389	11,295	11,318	11,451	11,350	11,313	11,267	11,213	11,056	11,128	11,027	11,051	11,031	10,931	10,928	10,811	10,689	10,500	10,471	10,427	10,397	10,201	10,072	10,017	9,928	9,608	9,212	9,139	9,296	9,629	9,756	9,611	9,801	9,958	9,982	10,118	10,088	9,961	10,046	9,820	9,763	9,896	9,899	9,823	10,000
C000096907
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 16,679	16,369	16,084	15,958	15,751	15,858	15,666	15,597	15,393	14,847	14,255	14,445	14,534	14,496	14,333	14,249	14,327	14,215	14,092	14,214	13,737	13,781	13,554	13,184	13,690	13,937	13,263	13,998	13,906	14,323	14,395	14,498	14,790	14,588	14,757	14,827	14,752	14,645	14,689	14,466	14,291	14,181	14,027	13,880	13,651	13,322	12,711	12,697	12,746	12,417	11,968	11,720	10,899	10,363	12,530	12,800	12,874	12,608	12,630	12,595	12,508	12,527	12,502	12,244	12,414	12,211	12,070	11,924	11,491	11,709	11,879	11,971	11,877	11,870	11,787	11,705	11,717	11,614	11,630	11,761	11,661	11,608	11,565	11,502	11,332	11,387	11,276	11,294	11,266	11,156	11,146	11,019	10,886	10,697	10,660	10,608	10,560	10,363	10,214	10,162	10,065	9,732	9,321	9,252	9,395	9,728	9,851	9,698	9,885	10,037	10,054	10,187	10,150	10,005	10,084	9,849	9,796	9,923	9,921	9,838	10,000
C000096905
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 431,577	423,468	415,991	412,609	407,148	409,776	404,713	402,794	397,438	383,289	367,947	372,712	374,459	373,770	369,467	367,211	368,670	365,671	362,826	365,832	353,105	354,526	348,600	338,612	351,859	358,052	340,709	359,389	356,917	367,464	369,600	372,120	379,438	374,165	378,361	380,031	377,607	374,778	375,784	370,357	365,799	362,503	358,830	354,621	348,701	340,226	324,604	324,140	325,306	316,817	304,954	298,574	277,651	264,312	318,811	325,924	327,378	320,535	321,347	320,357	317,738	318,156	317,368	311,087	315,304	309,775	306,113	302,361	291,330	297,076	301,290	303,206	300,758	300,481	298,294	296,458	296,684	294,004	294,327	297,577	294,680	293,245	292,088	290,432	286,083	287,372	284,789	284,881	284,379	281,552	280,937	277,972	274,570	269,459	268,456	267,097	266,093	260,822	257,007	255,655	253,141	244,720	234,370	232,558	236,068	244,339	247,346	243,423	248,031	251,764	252,116	255,343	254,343	250,911	252,798	246,864	245,217	248,321	248,171	246,029	250,000
C000096906
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 172,147	168,911	165,927	164,579	162,222	163,270	161,429	160,660	158,524	152,707	146,759	148,661	149,359	149,085	147,199	146,300	147,051	145,855	144,557	145,757	140,848	141,414	138,888	135,066	140,351	142,661	135,745	143,357	142,212	146,420	147,262	148,268	151,189	149,087	150,761	151,428	150,462	149,334	149,736	147,572	145,755	144,444	142,980	141,299	138,940	135,568	129,489	129,312	129,641	126,262	121,679	118,997	110,654	105,343	127,241	129,948	130,530	127,807	128,135	127,743	126,701	126,853	126,576	124,076	125,769	123,563	122,105	120,608	116,210	118,520	120,207	120,977	120,004	119,904	119,038	118,310	118,409	117,344	117,478	118,779	117,621	117,171	116,592	115,933	114,197	114,723	113,699	113,857	113,543	112,418	112,291	110,994	109,639	107,599	107,202	106,661	106,266	104,162	102,751	102,105	101,106	97,745	93,613	92,895	94,308	97,623	98,832	97,268	99,120	100,620	100,768	102,065	101,672	100,306	100,966	98,607	98,056	99,305	99,252	98,402	100,000
C000114555
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 21,625	20,721	19,843	19,972	19,354	20,210	19,679	19,129	19,120	18,494	17,287	17,696	18,643	19,231	18,792	17,825	18,605	18,430	18,075	18,877	18,191	18,928	17,754	16,556	18,120	18,768	17,706	19,082	18,992	20,184	19,159	19,940	20,710	19,413	19,674	18,379	19,376	19,038	18,844	18,775	18,279	17,622	16,450	16,258	16,485	16,046	14,639	15,300	15,620	14,755	13,933	13,813	13,187	12,017	13,484	14,964	15,217	14,738	14,324	14,083	13,769	13,938	13,823	13,096	13,948	13,495	13,226	12,633	11,909	13,049	12,689	13,310	13,184	12,796	12,129	12,216	11,927	12,001	12,325	12,877	12,360	12,070	11,744	11,729	11,524	11,494	11,499	11,489	11,375	11,332	11,391	11,012	10,836	10,617	10,212	10,474	10,647	10,706	10,480	10,186	10,003	10,027	9,531	9,519	9,798	10,057	10,095	9,355	9,495	10,080	9,987	10,254	10,185	10,077	10,262	9,769	9,908	9,922	9,633	9,363	9,428
C000114556
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
Account Value	$ 21,271	20,396	19,539	19,690	19,080	19,944	19,437	18,901	18,901	18,290	17,105	17,534	18,482	19,074	18,645	17,698	18,482	18,328	17,982	18,790	18,110	18,863	17,703	16,518	18,086	18,751	17,701	19,091	19,004	20,219	19,204	19,989	20,776	19,497	19,764	18,480	19,494	19,156	18,978	18,921	18,428	17,780	16,607	16,422	16,662	16,227	14,817	15,493	15,830	14,961	14,138	14,024	13,399	12,218	13,722	15,226	15,502	15,021	14,605	14,375	14,060	14,243	14,134	13,401	14,282	13,823	13,553	12,956	12,224	13,403	13,045	13,688	13,567	13,171	12,504	12,595	12,307	12,392	12,729	13,304	12,783	12,488	12,164	12,156	11,950	11,926	11,946	11,944	11,824	11,794	11,863	11,472	11,296	11,072	10,654	10,936	11,125	11,191	10,968	10,664	10,478	10,509	9,992	9,985	10,285	10,573	10,611	9,842	9,996	10,621	10,522	10,811	10,744	10,643	10,838	10,328	10,481	10,502	10,200	9,925	10,000
C000114559
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
Account Value	$ 22,940	21,979	21,044	21,191	20,531	21,432	20,882	20,294	20,285	19,615	18,334	18,774	19,781	20,400	19,928	18,910	19,731	19,549	19,175	20,020	19,297	20,074	18,838	17,566	19,214	19,916	18,788	20,247	20,144	21,417	20,329	21,152	21,973	20,597	20,873	19,500	20,559	20,196	19,991	19,919	19,397	18,705	17,452	17,251	17,498	17,028	15,536	16,233	16,571	15,652	14,786	14,660	13,998	12,748	14,312	15,873	16,157	15,645	15,200	14,954	14,615	14,794	14,673	13,906	14,806	14,327	14,036	13,411	12,639	13,856	13,469	14,124	13,992	13,582	12,879	12,974	12,669	12,746	13,089	13,672	13,120	12,813	12,474	12,450	12,233	12,201	12,213	12,202	12,074	12,027	12,097	11,688	11,503	11,270	10,835	11,118	11,293	11,362	11,123	10,812	10,611	10,636	10,113	10,092	10,393	10,674	10,705	9,917	10,071	10,690	10,592	10,880	10,799	10,686	10,878	10,364	10,510	10,523	10,218	9,925	10,000
C000114558
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 592,546	567,672	543,521	547,143	529,806	553,053	538,564	523,327	523,080	505,679	472,447	483,599	509,521	525,267	513,034	486,570	507,728	502,899	493,197	514,692	495,950	515,796	483,821	450,953	493,404	510,980	482,037	519,382	516,600	548,983	521,061	541,935	562,859	527,493	534,614	499,231	526,092	516,686	511,331	509,352	495,699	477,977	445,985	440,732	446,806	434,835	396,368	414,194	422,902	399,233	376,911	373,614	356,764	324,940	364,513	404,218	411,203	397,995	386,825	380,292	371,589	376,009	372,850	353,326	376,001	363,801	356,345	340,442	320,735	351,297	341,605	358,057	354,626	343,985	326,166	328,462	320,678	322,545	331,076	345,680	331,877	324,055	315,267	314,586	309,043	308,138	308,365	308,009	304,535	303,477	304,960	294,790	289,856	283,938	272,939	279,974	284,456	285,927	279,866	271,994	266,893	267,439	254,134	253,741	261,205	268,164	268,877	249,080	252,690	268,226	265,710	272,833	270,748	267,817	272,617	259,547	263,133	263,426	255,746	248,388	250,000
C000222816
Account Value [Line Items]
Line Graph and Table Measure Name	R6
Account Value	$ 23,780	22,785	21,809	21,953	21,260	22,198	21,609	20,999	20,980	20,286	18,928	19,383	20,408	21,047	20,557	19,499	20,335	20,151	19,753	20,621	19,863	20,665	19,377	18,064	19,761	20,472	19,306	20,797	20,685	21,988	20,863	21,705	22,541	21,128	21,403	19,989	21,070	20,694	20,476	20,388	19,841	19,122	17,842	17,631	17,874	17,386	15,855	16,568	16,907	15,969	15,076	14,944	14,270	12,997	14,580	16,169	16,448	15,920	15,473	15,212	14,863	15,040	14,914	14,133	15,040	14,552	14,254	13,618	12,829	14,052	13,664	14,322	14,185	13,759	13,047	13,138	12,827	12,902	13,243	13,827	13,275	12,962	12,611	12,583	12,362	12,325	12,335	12,320	12,181	12,139	12,198	11,792	11,594	11,357	10,917	11,199	11,378	11,437	11,195	10,880	10,676	10,698	10,165	10,150	10,448	10,727	10,755	9,963	10,108	10,729	10,628	10,913	10,830	10,713	10,905	10,382	10,525	10,537	10,230	9,936	10,000
C000114557
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 235,504	225,566	216,016	217,375	210,549	219,861	214,075	207,991	207,892	201,048	187,861	192,334	202,522	208,835	204,047	193,565	201,849	200,024	196,151	204,765	197,263	205,229	192,441	179,390	196,300	203,346	191,771	206,639	205,628	218,510	207,341	215,709	223,995	210,035	212,806	198,738	209,506	205,750	203,616	202,834	197,376	190,286	177,570	175,475	177,908	173,130	157,907	164,968	168,377	159,078	150,230	148,830	142,084	129,428	145,208	161,130	163,841	158,648	154,100	151,572	148,093	149,954	148,614	140,798	149,894	145,012	142,112	135,744	127,925	140,112	136,235	142,837	141,470	137,211	130,152	131,001	127,887	128,644	132,072	137,936	132,407	129,276	125,758	125,567	123,352	122,997	123,019	122,884	121,636	121,146	121,750	117,679	115,785	113,419	109,014	111,847	113,580	114,255	111,829	108,675	106,635	106,859	101,576	101,349	104,351	107,151	107,440	99,574	101,028	107,255	106,176	109,044	108,207	107,112	108,978	103,735	105,178	105,302	102,223	99,346	100,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,765	11,599	11,334	11,228	11,041	11,327	11,223	11,384	11,415	10,994	10,518	10,687	10,965	11,036	11,044	11,083	11,205	11,138	10,862	11,150	10,817	10,866	10,481	10,618	11,098	11,420	11,148	11,326	11,253	11,697	12,031	12,167	12,435	12,467	12,430	12,433	12,542	12,566	12,427	12,340	12,300	12,204	12,358	12,539	12,630	12,612	12,490	12,546	12,553	12,655	12,469	12,391	12,333	12,118	12,189	11,974	11,748	11,756	11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683	10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379	10,306	10,166	10,199	10,226	10,224	10,156	10,170	10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,765	11,599	11,334	11,228	11,041	11,327	11,223	11,384	11,415	10,994	10,518	10,687	10,965	11,036	11,044	11,083	11,205	11,138	10,862	11,150	10,817	10,866	10,481	10,618	11,098	11,420	11,148	11,326	11,253	11,697	12,031	12,167	12,435	12,467	12,430	12,433	12,542	12,566	12,427	12,340	12,300	12,204	12,358	12,539	12,630	12,612	12,490	12,546	12,553	12,655	12,469	12,391	12,333	12,118	12,189	11,974	11,748	11,756	11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683	10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379	10,306	10,166	10,199	10,226	10,224	10,156	10,170	10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,765	11,599	11,334	11,228	11,041	11,327	11,223	11,384	11,415	10,994	10,518	10,687	10,965	11,036	11,044	11,083	11,205	11,138	10,862	11,150	10,817	10,866	10,481	10,618	11,098	11,420	11,148	11,326	11,253	11,697	12,031	12,167	12,435	12,467	12,430	12,433	12,542	12,566	12,427	12,340	12,300	12,204	12,358	12,539	12,630	12,612	12,490	12,546	12,553	12,655	12,469	12,391	12,333	12,118	12,189	11,974	11,748	11,756	11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683	10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379	10,306	10,166	10,199	10,226	10,224	10,156	10,170	10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 294,136	289,969	283,350	280,693	276,014	283,166	280,575	284,596	285,380	274,859	262,950	267,167	274,133	275,895	276,088	277,076	280,126	278,438	271,541	278,748	270,428	271,654	262,018	265,456	277,443	285,511	278,701	283,143	281,329	292,426	300,782	304,176	310,873	311,671	310,751	310,837	313,552	314,150	310,676	308,509	307,504	305,094	308,952	313,478	315,742	315,308	312,244	313,644	313,816	316,370	311,714	309,763	308,327	302,942	304,735	299,348	293,696	293,900	294,050	293,167	294,737	287,293	286,662	283,107	278,169	278,098	272,858	273,016	270,148	265,274	263,700	265,800	267,523	265,813	265,750	266,077	264,191	266,171	264,475	267,006	270,117	268,883	269,228	269,073	270,360	267,957	266,809	267,077	265,037	263,008	263,146	261,389	260,877	260,510	266,821	268,878	269,035	269,343	267,651	262,927	262,859	261,854	259,474	257,646	254,149	254,973	255,648	255,605	253,888	254,253	252,498	255,282	255,898	256,819	255,632	258,059	252,758	252,522	250,744	248,303	250,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 117,654	115,987	113,340	112,277	110,406	113,266	112,230	113,838	114,152	109,943	105,180	106,867	109,653	110,358	110,435	110,830	112,050	111,375	108,616	111,499	108,171	108,661	104,807	106,182	110,977	114,204	111,480	113,257	112,532	116,970	120,313	121,670	124,349	124,668	124,301	124,335	125,421	125,660	124,271	123,403	123,002	122,038	123,581	125,391	126,297	126,123	124,898	125,458	125,527	126,548	124,686	123,905	123,331	121,177	121,894	119,739	117,478	117,560	117,620	117,267	117,895	114,917	114,665	113,243	111,268	111,239	109,143	109,207	108,059	106,110	105,480	106,320	107,009	106,325	106,300	106,431	105,677	106,468	105,790	106,802	108,047	107,553	107,691	107,629	108,144	107,183	106,723	106,831	106,015	105,203	105,258	104,556	104,351	104,204	106,728	107,551	107,614	107,737	107,060	105,171	105,144	104,742	103,789	103,058	101,659	101,989	102,259	102,242	101,555	101,701	100,999	102,113	102,359	102,728	102,253	103,223	101,103	101,009	100,297	99,321	100,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,765	11,599	11,334	11,228	11,041	11,327	11,223	11,384	11,415	10,994	10,518	10,687	10,965	11,036	11,044	11,083	11,205	11,138	10,862	11,150	10,817	10,866	10,481	10,618	11,098	11,420	11,148	11,326	11,253	11,697	12,031	12,167	12,435	12,467	12,430	12,433	12,542	12,566	12,427	12,340	12,300	12,204	12,358	12,539	12,630	12,612	12,490	12,546	12,553	12,655	12,469	12,391	12,333	12,118	12,189	11,974	11,748	11,756	11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683	10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379	10,306	10,166	10,199	10,226	10,224	10,156	10,170	10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,765	11,599	11,334	11,228	11,041	11,327	11,223	11,384	11,415	10,994	10,518	10,687	10,965	11,036	11,044	11,083	11,205	11,138	10,862	11,150	10,817	10,866	10,481	10,618	11,098	11,420	11,148	11,326	11,253	11,697	12,031	12,167	12,435	12,467	12,430	12,433	12,542	12,566	12,427	12,340	12,300	12,204	12,358	12,539	12,630	12,612	12,490	12,546	12,553	12,655	12,469	12,391	12,333	12,118	12,189	11,974	11,748	11,756	11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683	10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379	10,306	10,166	10,199	10,226	10,224	10,156	10,170	10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,765	11,599	11,334	11,228	11,041	11,327	11,223	11,384	11,415	10,994	10,518	10,687	10,965	11,036	11,044	11,083	11,205	11,138	10,862	11,150	10,817	10,866	10,481	10,618	11,098	11,420	11,148	11,326	11,253	11,697	12,031	12,167	12,435	12,467	12,430	12,433	12,542	12,566	12,427	12,340	12,300	12,204	12,358	12,539	12,630	12,612	12,490	12,546	12,553	12,655	12,469	12,391	12,333	12,118	12,189	11,974	11,748	11,756	11,762	11,727	11,789	11,492	11,466	11,324	11,127	11,124	10,914	10,921	10,806	10,611	10,548	10,632	10,701	10,633	10,630	10,643	10,568	10,647	10,579	10,680	10,805	10,755	10,769	10,763	10,814	10,718	10,672	10,683	10,601	10,520	10,526	10,456	10,435	10,420	10,673	10,755	10,761	10,774	10,706	10,517	10,514	10,474	10,379	10,306	10,166	10,199	10,226	10,224	10,156	10,170	10,100	10,211	10,236	10,273	10,225	10,322	10,110	10,101	10,030	9,932	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 294,136	289,969	283,350	280,693	276,014	283,166	280,575	284,596	285,380	274,859	262,950	267,167	274,133	275,895	276,088	277,076	280,126	278,438	271,541	278,748	270,428	271,654	262,018	265,456	277,443	285,511	278,701	283,143	281,329	292,426	300,782	304,176	310,873	311,671	310,751	310,837	313,552	314,150	310,676	308,509	307,504	305,094	308,952	313,478	315,742	315,308	312,244	313,644	313,816	316,370	311,714	309,763	308,327	302,942	304,735	299,348	293,696	293,900	294,050	293,167	294,737	287,293	286,662	283,107	278,169	278,098	272,858	273,016	270,148	265,274	263,700	265,800	267,523	265,813	265,750	266,077	264,191	266,171	264,475	267,006	270,117	268,883	269,228	269,073	270,360	267,957	266,809	267,077	265,037	263,008	263,146	261,389	260,877	260,510	266,821	268,878	269,035	269,343	267,651	262,927	262,859	261,854	259,474	257,646	254,149	254,973	255,648	255,605	253,888	254,253	252,498	255,282	255,898	256,819	255,632	258,059	252,758	252,522	250,744	248,303	250,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 117,654	115,987	113,340	112,277	110,406	113,266	112,230	113,838	114,152	109,943	105,180	106,867	109,653	110,358	110,435	110,830	112,050	111,375	108,616	111,499	108,171	108,661	104,807	106,182	110,977	114,204	111,480	113,257	112,532	116,970	120,313	121,670	124,349	124,668	124,301	124,335	125,421	125,660	124,271	123,403	123,002	122,038	123,581	125,391	126,297	126,123	124,898	125,458	125,527	126,548	124,686	123,905	123,331	121,177	121,894	119,739	117,478	117,560	117,620	117,267	117,895	114,917	114,665	113,243	111,268	111,239	109,143	109,207	108,059	106,110	105,480	106,320	107,009	106,325	106,300	106,431	105,677	106,468	105,790	106,802	108,047	107,553	107,691	107,629	108,144	107,183	106,723	106,831	106,015	105,203	105,258	104,556	104,351	104,204	106,728	107,551	107,614	107,737	107,060	105,171	105,144	104,742	103,789	103,058	101,659	101,989	102,259	102,242	101,555	101,701	100,999	102,113	102,359	102,728	102,253	103,223	101,103	101,009	100,297	99,321	100,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value	$ 33,882	33,080	32,682	31,550	30,059	31,339	30,363	28,823	28,347	27,115	24,846	25,380	26,650	27,082	26,239	24,612	24,506	24,129	23,275	23,857	22,446	23,819	22,558	20,869	22,986	23,963	21,940	23,914	23,870	26,150	25,214	25,992	27,411	26,235	26,418	24,688	25,893	25,129	24,546	23,986	23,819	22,612	21,664	21,082	21,297	20,509	18,485	18,990	19,740	18,417	17,434	17,094	16,317	14,463	16,501	17,981	17,988	17,461	16,849	16,492	16,189	16,450	16,217	15,149	16,177	15,547	15,251	14,777	13,680	15,038	14,738	15,819	15,730	15,233	14,687	14,597	14,254	14,199	14,569	15,127	14,308	14,150	13,729	13,416	13,145	13,105	12,841	12,761	12,584	12,456	12,442	11,967	11,744	11,516	11,105	11,311	11,309	11,293	10,892	10,864	10,672	10,631	9,955	9,969	10,489	10,657	10,626	9,799	10,048	10,693	10,473	10,680	10,545	10,444	10,612	10,036	10,346	10,372	10,101	9,860	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value	$ 33,882	33,080	32,682	31,550	30,059	31,339	30,363	28,823	28,347	27,115	24,846	25,380	26,650	27,082	26,239	24,612	24,506	24,129	23,275	23,857	22,446	23,819	22,558	20,869	22,986	23,963	21,940	23,914	23,870	26,150	25,214	25,992	27,411	26,235	26,418	24,688	25,893	25,129	24,546	23,986	23,819	22,612	21,664	21,082	21,297	20,509	18,485	18,990	19,740	18,417	17,434	17,094	16,317	14,463	16,501	17,981	17,988	17,461	16,849	16,492	16,189	16,450	16,217	15,149	16,177	15,547	15,251	14,777	13,680	15,038	14,738	15,819	15,730	15,233	14,687	14,597	14,254	14,199	14,569	15,127	14,308	14,150	13,729	13,416	13,145	13,105	12,841	12,761	12,584	12,456	12,442	11,967	11,744	11,516	11,105	11,311	11,309	11,293	10,892	10,864	10,672	10,631	9,955	9,969	10,489	10,657	10,626	9,799	10,048	10,693	10,473	10,680	10,545	10,444	10,612	10,036	10,346	10,372	10,101	9,860	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value	$ 33,882	33,080	32,682	31,550	30,059	31,339	30,363	28,823	28,347	27,115	24,846	25,380	26,650	27,082	26,239	24,612	24,506	24,129	23,275	23,857	22,446	23,819	22,558	20,869	22,986	23,963	21,940	23,914	23,870	26,150	25,214	25,992	27,411	26,235	26,418	24,688	25,893	25,129	24,546	23,986	23,819	22,612	21,664	21,082	21,297	20,509	18,485	18,990	19,740	18,417	17,434	17,094	16,317	14,463	16,501	17,981	17,988	17,461	16,849	16,492	16,189	16,450	16,217	15,149	16,177	15,547	15,251	14,777	13,680	15,038	14,738	15,819	15,730	15,233	14,687	14,597	14,254	14,199	14,569	15,127	14,308	14,150	13,729	13,416	13,145	13,105	12,841	12,761	12,584	12,456	12,442	11,967	11,744	11,516	11,105	11,311	11,309	11,293	10,892	10,864	10,672	10,631	9,955	9,969	10,489	10,657	10,626	9,799	10,048	10,693	10,473	10,680	10,545	10,444	10,612	10,036	10,346	10,372	10,101	9,860	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value	$ 847,055	826,994	817,049	788,747	751,485	783,486	759,064	720,587	708,679	677,882	621,155	634,496	666,262	677,042	655,969	615,312	612,649	603,233	581,870	596,422	561,162	595,470	563,954	521,715	574,639	599,070	548,496	597,844	596,750	653,759	630,354	649,810	685,271	655,877	660,453	617,210	647,317	628,216	613,639	599,640	595,481	565,311	541,592	527,058	532,434	512,720	462,133	474,759	493,511	460,416	435,841	427,342	407,914	361,564	412,515	449,519	449,695	436,520	421,230	412,300	404,727	411,241	405,415	378,723	404,424	388,686	381,277	369,416	342,009	375,954	368,446	395,477	393,238	380,829	367,165	364,919	356,338	354,976	364,232	378,170	357,691	353,758	343,231	335,404	328,626	327,622	321,021	319,030	314,603	311,405	311,042	299,163	293,595	287,904	277,622	282,780	282,728	282,331	272,292	271,588	266,797	265,766	248,883	249,219	262,232	266,434	265,644	244,979	251,195	267,323	261,837	267,006	263,617	261,111	265,307	250,888	258,653	259,306	252,515	246,494	250,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value	$ 33,882	33,080	32,682	31,550	30,059	31,339	30,363	28,823	28,347	27,115	24,846	25,380	26,650	27,082	26,239	24,612	24,506	24,129	23,275	23,857	22,446	23,819	22,558	20,869	22,986	23,963	21,940	23,914	23,870	26,150	25,214	25,992	27,411	26,235	26,418	24,688	25,893	25,129	24,546	23,986	23,819	22,612	21,664	21,082	21,297	20,509	18,485	18,990	19,740	18,417	17,434	17,094	16,317	14,463	16,501	17,981	17,988	17,461	16,849	16,492	16,189	16,450	16,217	15,149	16,177	15,547	15,251	14,777	13,680	15,038	14,738	15,819	15,730	15,233	14,687	14,597	14,254	14,199	14,569	15,127	14,308	14,150	13,729	13,416	13,145	13,105	12,841	12,761	12,584	12,456	12,442	11,967	11,744	11,516	11,105	11,311	11,309	11,293	10,892	10,864	10,672	10,631	9,955	9,969	10,489	10,657	10,626	9,799	10,048	10,693	10,473	10,680	10,545	10,444	10,612	10,036	10,346	10,372	10,101	9,860	10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value	$ 338,822	330,798	326,820	315,499	300,594	313,394	303,625	288,235	283,471	271,153	248,462	253,798	266,505	270,817	262,387	246,125	245,059	241,293	232,748	238,569	224,465	238,188	225,582	208,686	229,855	239,628	219,398	239,138	238,700	261,503	252,142	259,924	274,108	262,351	264,181	246,884	258,927	251,286	245,455	239,856	238,192	226,124	216,637	210,823	212,973	205,088	184,853	189,904	197,404	184,166	174,336	170,937	163,166	144,626	165,006	179,808	179,878	174,608	168,492	164,920	161,891	164,496	162,166	151,489	161,770	155,474	152,511	147,766	136,804	150,382	147,378	158,191	157,295	152,332	146,866	145,968	142,535	141,990	145,693	151,268	143,076	141,503	137,292	134,162	131,450	131,049	128,409	127,612	125,841	124,562	124,417	119,665	117,438	115,162	111,049	113,112	113,091	112,932	108,917	108,635	106,719	106,307	99,553	99,688	104,893	106,574	106,258	97,992	100,478	106,929	104,735	106,803	105,447	104,445	106,123	100,355	103,461	103,722	101,006	98,598	100,000
AMERICAN BEACON INDEX: Credit Suisse Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 15,868	15,774	15,659	15,616	15,476	15,371	15,245	15,110	14,993	14,756	14,581	14,577	14,450	14,285	14,102	13,793	13,805	13,675	13,689	13,603	13,263	13,216	13,071	12,960	13,247	13,047	12,808	13,077	13,414	13,391	13,386	13,452	13,404	13,321	13,341	13,310	13,224	13,160	13,160	13,107	13,039	12,973	12,965	12,879	12,718	12,555	12,293	12,271	12,188	12,007	11,785	11,629	11,203	10,742	12,272	12,440	12,374	12,177	12,111	12,170	12,119	12,153	12,059	12,032	12,059	11,871	11,885	11,702	11,439	11,707	11,803	11,802	11,722	11,675	11,579	11,567	11,545	11,489	11,452	11,432	11,310	11,266	11,253	11,179	11,133	11,149	11,062	11,069	11,027	10,979	10,971	10,907	10,849	10,726	10,691	10,610	10,518	10,436	10,291	10,288	10,195	10,005	9,747	9,802	9,874	9,968	10,058	10,071	10,139	10,205	10,196	10,228	10,208	10,117	10,077	9,937	9,912	10,022	9,977	9,948	10,000
AMERICAN BEACON INDEX: Credit Suisse Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 15,868	15,774	15,659	15,616	15,476	15,371	15,245	15,110	14,993	14,756	14,581	14,577	14,450	14,285	14,102	13,793	13,805	13,675	13,689	13,603	13,263	13,216	13,071	12,960	13,247	13,047	12,808	13,077	13,414	13,391	13,386	13,452	13,404	13,321	13,341	13,310	13,224	13,160	13,160	13,107	13,039	12,973	12,965	12,879	12,718	12,555	12,293	12,271	12,188	12,007	11,785	11,629	11,203	10,742	12,272	12,440	12,374	12,177	12,111	12,170	12,119	12,153	12,059	12,032	12,059	11,871	11,885	11,702	11,439	11,707	11,803	11,802	11,722	11,675	11,579	11,567	11,545	11,489	11,452	11,432	11,310	11,266	11,253	11,179	11,133	11,149	11,062	11,069	11,027	10,979	10,971	10,907	10,849	10,726	10,691	10,610	10,518	10,436	10,291	10,288	10,195	10,005	9,747	9,802	9,874	9,968	10,058	10,071	10,139	10,205	10,196	10,228	10,208	10,117	10,077	9,937	9,912	10,022	9,977	9,948	10,000
AMERICAN BEACON INDEX: Credit Suisse Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 15,868	15,774	15,659	15,616	15,476	15,371	15,245	15,110	14,993	14,756	14,581	14,577	14,450	14,285	14,102	13,793	13,805	13,675	13,689	13,603	13,263	13,216	13,071	12,960	13,247	13,047	12,808	13,077	13,414	13,391	13,386	13,452	13,404	13,321	13,341	13,310	13,224	13,160	13,160	13,107	13,039	12,973	12,965	12,879	12,718	12,555	12,293	12,271	12,188	12,007	11,785	11,629	11,203	10,742	12,272	12,440	12,374	12,177	12,111	12,170	12,119	12,153	12,059	12,032	12,059	11,871	11,885	11,702	11,439	11,707	11,803	11,802	11,722	11,675	11,579	11,567	11,545	11,489	11,452	11,432	11,310	11,266	11,253	11,179	11,133	11,149	11,062	11,069	11,027	10,979	10,971	10,907	10,849	10,726	10,691	10,610	10,518	10,436	10,291	10,288	10,195	10,005	9,747	9,802	9,874	9,968	10,058	10,071	10,139	10,205	10,196	10,228	10,208	10,117	10,077	9,937	9,912	10,022	9,977	9,948	10,000
AMERICAN BEACON INDEX: Credit Suisse Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 396,682	394,334	391,459	390,399	386,882	384,273	381,109	377,743	374,810	368,882	364,531	364,420	361,250	357,127	352,539	344,822	345,117	341,878	342,211	340,070	331,563	330,385	326,759	324,006	331,178	326,174	320,198	326,923	335,343	334,769	334,637	336,305	335,104	333,008	333,517	332,732	330,591	328,991	329,003	327,663	325,972	324,323	324,129	321,962	317,937	313,859	307,315	306,781	304,684	300,169	294,627	290,711	280,064	268,545	306,784	310,986	309,342	304,431	302,764	304,241	302,963	303,820	301,460	300,798	301,478	296,771	297,131	292,545	285,965	292,666	295,073	295,055	293,057	291,858	289,460	289,168	288,610	287,210	286,298	285,786	282,737	281,648	281,311	279,462	278,330	278,712	276,544	276,723	275,671	274,479	274,265	272,664	271,218	268,150	267,279	265,243	262,946	260,890	257,274	257,186	254,862	250,114	243,678	245,044	246,836	249,203	251,440	251,775	253,469	255,130	254,903	255,700	255,191	252,914	251,922	248,426	247,790	250,556	249,418	248,708	250,000
AMERICAN BEACON INDEX: Credit Suisse Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	Credit Suisse Leveraged Loan Index
Account Value	$ 158,672	157,733	156,583	156,159	154,752	153,709	152,443	151,097	149,923	147,552	145,812	145,768	144,500	142,851	141,015	137,929	138,046	136,751	136,884	136,028	132,625	132,154	130,703	129,602	132,471	130,469	128,079	130,769	134,137	133,907	133,854	134,522	134,041	133,203	133,407	133,093	132,236	131,596	131,601	131,065	130,389	129,729	129,651	128,785	127,175	125,543	122,926	122,712	121,873	120,067	117,850	116,284	112,026	107,418	122,713	124,394	123,736	121,772	121,105	121,696	121,185	121,528	120,584	120,319	120,591	118,708	118,852	117,018	114,386	117,066	118,029	118,022	117,222	116,743	115,784	115,667	115,444	114,884	114,519	114,314	113,095	112,659	112,524	111,785	111,332	111,485	110,617	110,689	110,268	109,791	109,706	109,065	108,487	107,260	106,912	106,097	105,178	104,356	102,909	102,874	101,945	100,045	97,471	98,017	98,734	99,681	100,576	100,710	101,388	102,052	101,961	102,280	102,076	101,165	100,769	99,370	99,116	100,222	99,767	99,483	100,000
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 15,620	15,376	15,080	14,936	14,768	14,918	14,742	14,698	14,696	14,173	13,556	13,724	13,888	13,848	13,654	13,435	13,559	13,434	13,285	13,459	12,952	13,051	12,811	12,456	12,978	13,294	12,541	13,457	13,422	13,931	14,061	14,188	14,589	14,320	14,466	14,494	14,489	14,410	14,359	14,166	14,125	13,972	13,948	13,897	13,846	13,587	13,064	13,004	13,141	13,012	12,419	12,299	11,761	11,331	12,841	13,043	13,042	12,775	12,740	12,711	12,671	12,621	12,557	12,257	12,414	12,243	12,124	11,923	11,399	11,655	11,762	11,957	11,888	11,803	11,672	11,632	11,634	11,557	11,629	11,738	11,664	11,630	11,661	11,616	11,513	11,516	11,384	11,372	11,272	11,145	11,169	10,997	10,852	10,642	10,684	10,651	10,583	10,352	10,097	9,989	9,917	9,536	9,132	9,090	9,236	9,481	9,698	9,441	9,693	9,866	9,927	10,081	10,051	9,932	9,985	9,753	9,686	9,831	9,902	9,790	10,000
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 15,620	15,376	15,080	14,936	14,768	14,918	14,742	14,698	14,696	14,173	13,556	13,724	13,888	13,848	13,654	13,435	13,559	13,434	13,285	13,459	12,952	13,051	12,811	12,456	12,978	13,294	12,541	13,457	13,422	13,931	14,061	14,188	14,589	14,320	14,466	14,494	14,489	14,410	14,359	14,166	14,125	13,972	13,948	13,897	13,846	13,587	13,064	13,004	13,141	13,012	12,419	12,299	11,761	11,331	12,841	13,043	13,042	12,775	12,740	12,711	12,671	12,621	12,557	12,257	12,414	12,243	12,124	11,923	11,399	11,655	11,762	11,957	11,888	11,803	11,672	11,632	11,634	11,557	11,629	11,738	11,664	11,630	11,661	11,616	11,513	11,516	11,384	11,372	11,272	11,145	11,169	10,997	10,852	10,642	10,684	10,651	10,583	10,352	10,097	9,989	9,917	9,536	9,132	9,090	9,236	9,481	9,698	9,441	9,693	9,866	9,927	10,081	10,051	9,932	9,985	9,753	9,686	9,831	9,902	9,790	10,000
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 15,620	15,376	15,080	14,936	14,768	14,918	14,742	14,698	14,696	14,173	13,556	13,724	13,888	13,848	13,654	13,435	13,559	13,434	13,285	13,459	12,952	13,051	12,811	12,456	12,978	13,294	12,541	13,457	13,422	13,931	14,061	14,188	14,589	14,320	14,466	14,494	14,489	14,410	14,359	14,166	14,125	13,972	13,948	13,897	13,846	13,587	13,064	13,004	13,141	13,012	12,419	12,299	11,761	11,331	12,841	13,043	13,042	12,775	12,740	12,711	12,671	12,621	12,557	12,257	12,414	12,243	12,124	11,923	11,399	11,655	11,762	11,957	11,888	11,803	11,672	11,632	11,634	11,557	11,629	11,738	11,664	11,630	11,661	11,616	11,513	11,516	11,384	11,372	11,272	11,145	11,169	10,997	10,852	10,642	10,684	10,651	10,583	10,352	10,097	9,989	9,917	9,536	9,132	9,090	9,236	9,481	9,698	9,441	9,693	9,866	9,927	10,081	10,051	9,932	9,985	9,753	9,686	9,831	9,902	9,790	10,000
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 390,495	384,399	377,002	373,398	369,207	372,938	368,547	367,458	367,391	354,325	338,909	343,095	347,196	346,207	341,347	335,878	338,979	335,858	332,120	336,472	323,798	326,270	320,275	311,411	324,459	332,362	313,537	336,435	335,541	348,266	351,516	354,702	364,728	357,994	361,646	362,344	362,224	360,248	358,980	354,140	353,122	349,291	348,698	347,432	346,161	339,683	326,603	325,090	328,514	325,312	310,478	307,482	294,032	283,266	321,015	326,069	326,056	319,379	318,508	317,771	316,766	315,535	313,927	306,414	310,360	306,077	303,106	298,075	284,985	291,371	294,039	298,934	297,208	295,071	291,810	290,807	290,851	288,929	290,724	293,459	291,590	290,742	291,523	290,403	287,818	287,891	284,609	284,308	281,793	278,635	279,221	274,931	271,288	266,056	267,109	266,275	264,566	258,799	252,423	249,718	247,928	238,403	228,310	227,254	230,906	237,019	242,462	236,028	242,314	246,659	248,187	252,031	251,287	248,309	249,635	243,818	242,148	245,772	247,542	244,756	250,000
AMERICAN BEACON INDEX: ICE BofA US High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index
Account Value	$ 156,198	153,760	150,801	149,359	147,683	149,175	147,419	146,983	146,957	141,730	135,564	137,238	138,878	138,483	136,539	134,351	135,591	134,343	132,848	134,589	129,519	130,508	128,110	124,565	129,784	132,945	125,415	134,574	134,216	139,306	140,606	141,881	145,891	143,197	144,658	144,937	144,889	144,099	143,592	141,656	141,249	139,716	139,479	138,973	138,464	135,873	130,641	130,036	131,405	130,125	124,191	122,993	117,613	113,307	128,406	130,428	130,422	127,752	127,403	127,108	126,707	126,214	125,571	122,566	124,144	122,431	121,243	119,230	113,994	116,548	117,616	119,574	118,883	118,029	116,724	116,323	116,340	115,571	116,289	117,384	116,636	116,297	116,609	116,161	115,127	115,157	113,843	113,723	112,717	111,454	111,689	109,973	108,515	106,422	106,844	106,510	105,826	103,520	100,969	99,887	99,171	95,361	91,324	90,902	92,363	94,808	96,985	94,411	96,926	98,664	99,275	100,812	100,515	99,324	99,854	97,527	96,859	98,309	99,017	97,902	100,000
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,360	22,750	21,644	21,849	21,178	22,123	21,069	20,320	20,299	19,233	17,884	18,538	19,282	19,817	19,144	17,952	18,672	18,395	18,480	19,155	18,211	18,976	17,860	16,199	17,756	18,302	17,163	18,807	18,448	19,551	19,014	19,237	19,696	18,527	19,204	18,276	18,935	18,567	18,420	18,633	18,208	17,508	16,535	15,592	15,737	15,156	13,359	13,537	13,877	13,326	12,820	12,905	12,478	11,217	13,529	14,979	15,309	14,899	14,452	14,253	13,762	14,179	14,062	13,120	14,022	13,542	13,456	13,039	12,098	13,383	12,995	13,704	13,677	13,478	12,965	12,933	12,857	12,814	13,044	13,698	13,188	12,998	12,612	12,521	12,161	12,304	12,143	11,948	11,959	11,982	12,105	11,685	11,603	11,320	10,708	10,876	10,899	10,816	10,511	10,420	10,261	10,050	9,375	9,377	9,888	10,105	10,067	9,360	9,652	10,263	10,218	10,426	10,303	10,207	10,348	9,870	10,281	10,219	10,014	9,794	10,000
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,360	22,750	21,644	21,849	21,178	22,123	21,069	20,320	20,299	19,233	17,884	18,538	19,282	19,817	19,144	17,952	18,672	18,395	18,480	19,155	18,211	18,976	17,860	16,199	17,756	18,302	17,163	18,807	18,448	19,551	19,014	19,237	19,696	18,527	19,204	18,276	18,935	18,567	18,420	18,633	18,208	17,508	16,535	15,592	15,737	15,156	13,359	13,537	13,877	13,326	12,820	12,905	12,478	11,217	13,529	14,979	15,309	14,899	14,452	14,253	13,762	14,179	14,062	13,120	14,022	13,542	13,456	13,039	12,098	13,383	12,995	13,704	13,677	13,478	12,965	12,933	12,857	12,814	13,044	13,698	13,188	12,998	12,612	12,521	12,161	12,304	12,143	11,948	11,959	11,982	12,105	11,685	11,603	11,320	10,708	10,876	10,899	10,816	10,511	10,420	10,261	10,050	9,375	9,377	9,888	10,105	10,067	9,360	9,652	10,263	10,218	10,426	10,303	10,207	10,348	9,870	10,281	10,219	10,014	9,794	10,000
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,360	22,750	21,644	21,849	21,178	22,123	21,069	20,320	20,299	19,233	17,884	18,538	19,282	19,817	19,144	17,952	18,672	18,395	18,480	19,155	18,211	18,976	17,860	16,199	17,756	18,302	17,163	18,807	18,448	19,551	19,014	19,237	19,696	18,527	19,204	18,276	18,935	18,567	18,420	18,633	18,208	17,508	16,535	15,592	15,737	15,156	13,359	13,537	13,877	13,326	12,820	12,905	12,478	11,217	13,529	14,979	15,309	14,899	14,452	14,253	13,762	14,179	14,062	13,120	14,022	13,542	13,456	13,039	12,098	13,383	12,995	13,704	13,677	13,478	12,965	12,933	12,857	12,814	13,044	13,698	13,188	12,998	12,612	12,521	12,161	12,304	12,143	11,948	11,959	11,982	12,105	11,685	11,603	11,320	10,708	10,876	10,899	10,816	10,511	10,420	10,261	10,050	9,375	9,377	9,888	10,105	10,067	9,360	9,652	10,263	10,218	10,426	10,303	10,207	10,348	9,870	10,281	10,219	10,014	9,794	10,000
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 584,009	568,752	541,091	546,229	529,445	553,070	526,736	507,996	507,471	480,836	447,102	463,454	482,056	495,431	478,601	448,789	466,792	459,864	461,991	478,876	455,283	474,407	446,504	404,982	443,906	457,539	429,085	470,165	461,199	488,767	475,349	480,929	492,399	463,179	480,098	456,898	473,375	464,170	460,489	465,824	455,198	437,694	413,369	389,812	393,415	378,888	333,965	338,413	346,935	333,159	320,489	322,630	311,940	280,416	338,215	374,482	382,715	372,469	361,299	356,318	344,044	354,467	351,553	328,007	350,546	338,538	336,399	325,983	302,443	334,570	324,871	342,612	341,934	336,953	324,125	323,324	321,416	320,358	326,095	342,447	329,700	324,957	315,302	313,029	304,024	307,608	303,573	298,690	298,983	299,545	302,628	292,131	290,064	282,992	267,702	271,910	272,478	270,393	262,764	260,511	256,527	251,249	234,366	234,426	247,199	252,632	251,669	234,012	241,297	256,577	255,457	260,662	257,567	255,181	258,703	246,762	257,037	255,469	250,344	244,843	250,000
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 23,360	22,750	21,644	21,849	21,178	22,123	21,069	20,320	20,299	19,233	17,884	18,538	19,282	19,817	19,144	17,952	18,672	18,395	18,480	19,155	18,211	18,976	17,860	16,199	17,756	18,302	17,163	18,807	18,448	19,551	19,014	19,237	19,696	18,527	19,204	18,276	18,935	18,567	18,420	18,633	18,208	17,508	16,535	15,592	15,737	15,156	13,359	13,537	13,877	13,326	12,820	12,905	12,478	11,217	13,529	14,979	15,309	14,899	14,452	14,253	13,762	14,179	14,062	13,120	14,022	13,542	13,456	13,039	12,098	13,383	12,995	13,704	13,677	13,478	12,965	12,933	12,857	12,814	13,044	13,698	13,188	12,998	12,612	12,521	12,161	12,304	12,143	11,948	11,959	11,982	12,105	11,685	11,603	11,320	10,708	10,876	10,899	10,816	10,511	10,420	10,261	10,050	9,375	9,377	9,888	10,105	10,067	9,360	9,652	10,263	10,218	10,426	10,303	10,207	10,348	9,870	10,281	10,219	10,014	9,794	10,000
AMERICAN BEACON INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 233,604	$ 227,501	$ 216,436	$ 218,492	$ 211,778	$ 221,228	$ 210,694	$ 203,198	$ 202,988	$ 192,334	$ 178,841	$ 185,382	$ 192,822	$ 198,172	$ 191,440	$ 179,516	$ 186,717	$ 183,946	$ 184,797	$ 191,550	$ 182,113	$ 189,763	$ 178,602	$ 161,993	$ 177,563	$ 183,016	$ 171,634	$ 188,066	$ 184,480	$ 195,507	$ 190,139	$ 192,372	$ 196,960	$ 185,272	$ 192,039	$ 182,759	$ 189,350	$ 185,668	$ 184,196	$ 186,330	$ 182,079	$ 175,077	$ 165,348	$ 155,925	$ 157,366	$ 151,555	$ 133,586	$ 135,365	$ 138,774	$ 133,263	$ 128,195	$ 129,052	$ 124,776	$ 112,166	$ 135,286	$ 149,793	$ 153,086	$ 148,988	$ 144,520	$ 142,527	$ 137,618	$ 141,787	$ 140,621	$ 131,203	$ 140,218	$ 135,415	$ 134,560	$ 130,393	$ 120,977	$ 133,828	$ 129,948	$ 137,045	$ 136,773	$ 134,781	$ 129,650	$ 129,330	$ 128,566	$ 128,143	$ 130,438	$ 136,979	$ 131,880	$ 129,983	$ 126,121	$ 125,212	$ 121,610	$ 123,043	$ 121,429	$ 119,476	$ 119,593	$ 119,818	$ 121,051	$ 116,852	$ 116,026	$ 113,197	$ 107,081	$ 108,764	$ 108,991	$ 108,157	$ 105,106	$ 104,204	$ 102,611	$ 100,500	$ 93,747	$ 93,770	$ 98,880	$ 101,053	$ 100,667	$ 93,605	$ 96,519	$ 102,631	$ 102,183	$ 104,265	$ 103,027	$ 102,072	$ 103,481	$ 98,705	$ 102,815	$ 102,188	$ 100,137	$ 97,937	$ 100,000